Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share
Earnings per share

B4     Earnings per share

	Half year 2022
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the period	300	(194)	(2)	104	3.8	¢	3.8	¢
Short-term fluctuations in investment returns on shareholder-backed business	1,383	(118)	(2)	1,263	46.2	¢	46.2	¢
Amortisation of acquisition accounting adjustments	5	—	—	5	0.2	¢	0.2	¢
Gain attaching to corporate transactions	(27)	(2)	—	(29)	(1.0)	¢	(1.0)	¢
Based on adjusted operating profit	1,661	(314)	(4)	1,343	49.2	¢	49.2	¢

	Half year 2021
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on loss for the period				(4,010)	(154.2)	¢	(154.2)	¢
Based on loss from discontinued US operations				5,073	195.1	¢	195.1	¢
Based on profit from continuing operations	1,263	(193)	(7)	1,063	40.9	¢	40.9	¢
Short-term fluctuations in investment returns on shareholder-backed business	212	(26)	—	186	7.2	¢	7.2	¢
Amortisation of acquisition accounting adjustments	2	—	—	2	0.1	¢	0.1	¢
Loss attaching to corporate transactions	94	(3)	—	91	3.4	¢	3.4	¢
Based on adjusted operating profit	1,571	(222)	(7)	1,342	51.6	¢	51.6	¢

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the period, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the period. No adjustment is made if the impact is anti-dilutive overall.

The weighted average number of shares for calculating basic and diluted earnings per share, which excludes those held in employee share trusts, is set out as below:

	2022	2021
Number of shares (in millions)	Half year	Half year
Weighted average number of shares for calculation of basic earnings per share	2,736	2,601
Shares under option at end of period	—	2
Shares that would have been issued at fair value on assumed option price at end of period	—	(2)
Weighted average number of shares for calculation of diluted earnings per share	2,736	2,601